UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-3721

DREYFUS INTERMEDIATE MUNICIPAL BOND FUND, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	11/30
Date of reporting period:	08/31/06

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Intermediate Municipal Bond Fund, Inc.
August 31, 2006 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--98.4%	Rate (%)	Date	Amount ($)	Value ($)

Alabama--2.0%
Huntsville Health Care Authority,
Revenue (Insured; MBIA)	5.00	6/1/13	1,600,000	1,707,184
Jefferson County,
Limited Obligation School
Warrants	5.50	1/1/21	7,500,000	8,126,700
Jefferson County,
Limited Obligation School
Warrants	5.25	1/1/23	5,500,000	5,830,660
McIntosh Industrial Development
Board, Environmental
Facilities Revenue (Ciba
Specialty Chemicals Corp.
Project)	4.65	6/1/08	375,000	378,667
Alaska--4.4%
Alaska International Airports,
Revenue (Insured; AMBAC)	5.50	10/1/11	2,560,000	2,768,589
Alaska International Airports,
Revenue (Insured; AMBAC)	5.50	10/1/12	1,620,000	1,771,033
Alaska Student Loan Corp.,
Student Loan Revenue (Insured;
AMBAC)	6.00	7/1/16	6,380,000	6,762,609
Anchorage
(Insured; FGIC)	5.88	12/1/10	2,365,000 a	2,574,941
Anchorage
(Insured; FGIC)	5.88	12/1/10	1,500,000 a	1,633,155
Anchorage,
Electric Utility Revenue
(Insured; FSA)	5.88	2/1/10	3,175,000 a	3,406,743
Anchorage,
Electric Utility Revenue
(Insured; MBIA)	6.50	12/1/08	2,755,000	2,925,094
Anchorage,
Electric Utility Revenue
(Insured; MBIA)	6.50	12/1/09	2,910,000	3,163,199
Anchorage,
GO (Schools) (Insured; FGIC)	5.25	9/1/18	2,000,000	2,167,200
Northern Tobacco Securitization
Corp., Tobacco Settlement
Asset-Backed Bonds	6.00	6/1/10	4,745,000 a	5,130,104
Northern Tobacco Securitization
Corp., Tobacco Settlement
Asset-Backed Bonds	6.20	6/1/10	1,920,000 a	2,050,502
California--7.0%
ABAG Finance Authority for

Nonprofit Corp., Revenue (San
Diego Hospital Association)	5.13	3/1/18	1,000,000	1,054,050
California,
GO	5.00	8/1/22	5,000,000	5,289,050
California,
GO (Various Purpose)	5.00	6/1/16	5,000,000	5,393,750
California Health Facilities
Financing Authority, Revenue
(Cedars-Sinai Medical Center)	5.00	11/15/19	1,500,000	1,579,620
California Infrastructure and
Economic Development Bank, Bay
Area Toll Bridges Seismic
Retrofit Revenue (First Lien)
(Insured; FSA)	5.25	7/1/13	3,300,000 a	3,628,119
California Pollution Control
Financing Authority, PCR (San
Diego Gas and Electric Co.)
(Insured; MBIA)	5.90	6/1/14	2,100,000	2,397,738
California Public Works Board,
LR (Department of Mental
Health-Coalinga)	5.50	6/1/18	3,000,000	3,331,110
California Statewide Communities
Development Authority, MFHR
(Equity Residential/Skylark
Apartments)	5.20	6/15/09	3,000,000	3,084,840
California Statewide Communities
Development Authority, Revenue
(Huntington Memorial Hospital)	5.00	7/1/17	2,895,000	3,067,571
Elsinore Valley Municipal Water
District, COP (Insured; FGIC)	5.38	7/1/16	3,295,000	3,688,621
Foothill/Eastern Transportation
Corridor Agency, Toll Road
Revenue	7.00	1/1/08	5,000,000	5,231,400
Golden State Tobacco
Securitization Corp., Enhanced
Tobacco Settlement
Asset-Backed Bonds	5.75	6/1/08	6,950,000 a	7,212,571
Golden State Tobacco
Securitization Corp., Enhanced
Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/19	2,000,000	2,049,120
Los Angeles County Public Works
Financing Authority, Revenue
(Regional Park and Open Space
District)	5.00	10/1/07	3,635,000 a	3,731,473
Los Angeles County Public Works
Financing Authority, Revenue
(Regional Park and Open Space
District)	5.00	10/1/19	1,915,000	1,957,800
Palomar Pomerado Health,
GO (Insured; AMBAC)	5.00	8/1/20	2,130,000	2,279,292
Colorado--.7%

El Paso County School District
(Number 11 Colorado Springs)	6.25	12/1/09	1,000,000	1,081,160
El Paso County School District
(Number 11 Colorado Springs)	6.50	12/1/10	2,000,000	2,226,620
El Paso County School District
(Number 11 Colorado Springs)	6.50	12/1/11	2,040,000	2,316,604
Connecticut--.1%
Mashantucket Western Pequot Tribe,
Special Revenue	5.60	9/1/09	1,000,000 b	1,033,590
District of Columbia--1.2%
District of Columbia
(Insured; MBIA)	6.00	6/1/12	3,280,000	3,661,366
District of Columbia,
Revenue (Howard University
Issue) (Insured; AMBAC)	5.00	10/1/21	2,545,000	2,714,115
District of Columbia,
Revenue (Howard University
Issue) (Insured; AMBAC)	5.00	10/1/22	2,660,000	2,830,001
Florida--3.2%
Collier County,
Gas Tax Revenue (Insured;
AMBAC)	5.25	6/1/19	2,190,000	2,367,215
Florida Hurricane Catastrophe Fund
Finance Corporation, Revenue	5.00	7/1/12	5,000,000	5,336,650
Hillsborough County Industrial
Development Authority, PCR
(Tampa Electric Co. Project)	5.10	10/1/13	5,000,000	5,169,450
Miami-Dade County School Board,
COP (Insured; FGIC)	5.25	10/1/17	5,000,000	5,448,800
Palm Beach County School Board,
COP (Insured; AMBAC)	5.38	8/1/14	4,000,000	4,424,800
Polk County,
Utility System Revenue
(Insured; FGIC)	5.25	10/1/18	2,000,000	2,168,860
Georgia--2.9%
Athens Housing Authority,
Student Housing LR (Ugaref
East Campus Housing) (Insured;
AMBAC)	5.25	12/1/15	2,560,000	2,752,538
Athens Housing Authority,
Student Housing LR (Ugaref
East Campus Housing) (Insured;
AMBAC)	5.25	12/1/16	2,700,000	2,893,617
Atlanta,
Water and Wastewater Revenue
(Insured; FSA)	5.25	11/1/15	5,000,000	5,483,350
Milledgeville and Baldwin County
Development Authority, Revenue
(Georgia College and State
University Foundation Property
III, LLC Student Housing
System Project)	6.00	9/1/10	1,275,000	1,361,024

Milledgeville and Baldwin County
Development Authority, Revenue
(Georgia College and State
University Foundation Property
III, LLC Student Housing
System Project)	5.25	9/1/19	1,710,000	1,812,668
Municipal Electric Authority of
Georgia (Combustion Turbine
Project) (Insured; MBIA)	5.25	11/1/12	2,735,000	2,967,940
Municipal Electric Authority of
Georgia (Combustion Turbine
Project) (Insured; MBIA)	5.25	11/1/16	5,000,000	5,395,550
Hawaii--.3%
Kuakini Health System,
Special Purpose Revenue	5.50	7/1/12	2,575,000	2,738,899
Illinois--3.6%
Chicago Housing Authority,
Revenue (Capital Program)	5.00	7/1/09	2,500,000	2,594,375
Chicago Housing Authority,
Revenue (Capital Program)	5.25	7/1/10	2,420,000	2,559,440
Chicago O'Hare International
Airport, Revenue (Second Lien)
(Insured; AMBAC)	5.25	1/1/10	3,095,000	3,227,683
Chicago O'Hare International
Airport, Revenue (Third Lien)
(Insured; CIFG)	5.50	1/1/15	6,450,000	7,104,481
Chicago Park District,
GO Limited Tax Park (Insured;
FGIC)	5.50	7/1/11	4,005,000 a	4,336,814
Chicago Park District,
GO Limited Tax Park (Insured;
FGIC)	5.50	1/1/20	1,300,000	1,395,186
Illinois Health Facilities
Authority, Revenue (Passavant
Memorial Area Hospital
Association)	5.65	10/1/16	4,850,000	5,150,991
Metropolitan Pier and Exposition
Authority, Dedicated State Tax
Revenue (McCormick Place)
(Insured; MBIA)	0/5.55	6/15/21	2,500,000 c	2,054,050
Indiana--2.0%
Indiana Health Facility Financing
Authority, HR (Clarian Health
Partners, Inc.)	5.50	2/15/07	3,000,000 a	3,084,960
Indiana Health Facility Financing
Authority, HR (Clarian Health
Partners, Inc.)	5.50	2/15/07	5,000,000 a	5,141,600
Indianapolis Local Public
Improvement Bond Bank
(Insured; FSA)	6.50	1/1/11	6,415,000	7,139,895
Kansas--1.8%
Wyandotte County/Kansas City

Unified Government, Tax-Exempt
Sales Tax Special Obligation
Revenue (Redevelopment Project
Area B)	4.75	12/1/16	3,800,000	3,883,980
Wyandotte County/Kansas City
Unified Government, Utility
System Revenue (Insured; AMBAC)	5.65	9/1/18	9,130,000	10,547,250
Kentucky--.5%
Ashland,
PCR (Ashland Inc. Project)	5.70	11/1/09	4,000,000	4,244,760
Louisiana--.3%
Morehouse Parish,
PCR (International Paper Co.
Project)	5.25	11/15/13	2,000,000	2,119,700
Maine--.5%
Maine Housing Authority,
Mortgage Purchase	4.75	11/15/21	4,100,000	4,159,327
Maryland--.7%
Maryland Department of
Transportation, Consolidated
Transportation	5.00	5/1/16	5,000,000	5,387,650
Massachusetts--2.7%
Massachusetts,
Consolidated Loan	5.00	12/1/10	3,000,000	3,162,420
Massachusetts Bay Transportation
Authority, Sales Tax Revenue	5.50	7/1/17	5,000,000	5,689,250
Massachusetts Bay Transportation
Authority, Senior Sales Tax
Revenue	5.25	7/1/19	2,500,000	2,812,500
Massachusetts Water Resource
Authority, General Revenue
(Insured; MBIA)	5.25	8/1/19	8,420,000	9,358,325
Michigan--4.3%
Detroit Local Development Finance
Authority, Tax Increment
Revenue	5.20	5/1/10	5,745,000	5,862,715
Greater Detroit Resource Recovery
Authority, RRR (Insured; AMBAC)	6.25	12/13/08	7,755,000	8,195,019
Michigan Building Authority,
Revenue (State Police
Communications System)	5.25	10/1/13	1,945,000	2,128,122
Michigan Hospital Finance
Authority, Revenue (Ascension
Health Credit Group)	5.38	11/15/07	5,000,000	5,097,450
Michigan Hospital Finance
Authority, Revenue (Oakwood
Obligation Group)	5.50	11/1/11	3,500,000	3,747,205
Michigan Hospital Finance
Authority, Revenue (Sparrow
Obligation Group)	5.25	11/15/11	2,500,000	2,636,750
Michigan Hospital Finance
Authority, Revenue (Sparrow

Obligation Group)	5.75	11/15/16	3,250,000	3,492,742
Michigan Municipal Bond Authority,
Revenue (Drinking Water
Revolving Fund)	5.25	10/1/09	2,370,000 a	2,486,272
Minnesota--1.2%
Lakeville Independent School
District Number 194, GO
(Insured; FSA)	5.00	2/1/18	5,000,000	5,313,800
Saint Paul Housing and
Redevelopment Authority,
Hospital Facility Revenue
(HealthEast Project)	5.00	11/15/17	3,000,000	3,045,810
Saint Paul Housing and
Redevelopment Authority,
Hospital Facility Revenue
(HealthEast Project)	5.75	11/15/21	1,000,000	1,086,610
Mississippi--.2%
Walnut Grove Correctional
Authority, COP (Insured; AMBAC)	5.50	11/1/07	1,855,000	1,896,571
Missouri--1.6%
Missouri Development Finance
Board, Infrastructure
Facilities Revenue (Branson
Landing Project)	6.00	6/1/20	3,160,000	3,626,037
Missouri Health and Educational
Facilities Authority, Revenue
(SSM Health Care)	5.00	6/1/07	2,940,000	2,969,635
Saint Louis,
Airport Revenue (Airport
Development Program) (Insured;
MBIA)	5.50	7/1/10	1,435,000	1,532,006
Saint Louis,
Airport Revenue (Airport
Development Program) (Insured;
MBIA)	5.50	7/1/10	1,565,000	1,670,794
Saint Louis,
Airport Revenue (Airport
Development Program) (Insured;
MBIA)	5.63	7/1/11	2,500,000 a	2,720,875
Nevada--1.3%
Director of the State of Nevada
Department of Business and
Industry, SWDR (Republic
Services, Inc. Project)	5.63	6/1/18	5,000,000	5,472,800
Washoe County,
Water Facility Revenue (Sierra
Pacific Power Co. Project)	5.00	7/1/09	5,000,000	5,034,700
New Hampshire--.5%
New Hampshire Higher Educational
and Health Facilities
Authority, HR (The Cheshire
Medical Center Issue)	5.13	7/1/18	4,125,000	4,205,066

New Jersey--3.8%
Bayonne,
TAN	5.00	10/13/06	1,000,000	1,000,470
Bayonne,
TAN	5.00	12/11/06	1,500,000	1,500,705
Bayonne,
Temporary Notes	5.00	10/27/06	2,000,000	2,001,320
Camden County Improvement
Authority, Health Care
Redevelopment Project Revenue
(The Cooper Health System
Obligated Group Issue)	5.25	2/15/20	3,000,000	3,157,800
Casino Reinvestment Development
Authority, Revenue (Insured;
MBIA)	5.25	6/1/19	5,000,000	5,442,250
New Jersey Economic Development
Authority, Cigarette Tax
Revenue	5.38	6/15/15	3,300,000	3,558,654
New Jersey Economic Development
Authority, Cigarette Tax
Revenue	5.50	6/15/16	1,000,000	1,086,320
New Jersey Educational Facilities
Authority, Revenue (Rider
University) (Insured; Radian)	5.00	7/1/10	1,880,000	1,948,470
New Jersey Educational Facilities
Authority, Revenue (Rider
University) (Insured; Radian)	5.00	7/1/11	1,970,000	2,056,128
New Jersey Health Care Facilities
Financing Authority, Revenue
(South Jersey Hospital Issue)	6.00	7/1/12	3,425,000	3,690,335
New Jersey Turnpike Authority,
Revenue (Insured; MBIA)	5.63	1/1/10	3,910,000 a	4,162,078
New Mexico--.6%
Jicarilla,
Apache Nation Revenue	5.00	9/1/11	1,500,000	1,557,180
Jicarilla,
Apache Nation Revenue	5.00	9/1/13	2,905,000	3,034,302
New York--7.6%
Dutchess County Industrial
Development Agency, IDR (IBM
Project)	5.45	12/1/09	2,000,000	2,094,080
Long Island Power Authority,
Electric System General
Revenue (Insured; MBIA)	4.81	9/1/15	3,000,000 d	3,000,000
New York City	5.00	4/1/20	2,500,000	2,641,875
New York City	5.00	4/1/22	5,110,000	5,377,406
New York City
(Insured; FSA)	5.00	6/1/16	3,395,000	3,674,103
New York City Industrial
Development Agency, Special
Facility Revenue (American
Airlines, Inc. John F. Kennedy

International Airport Project)	7.13	8/1/11	2,000,000	2,119,700
New York City Industrial
Development Agency, Special
Facility Revenue (American
Airlines, Inc. John F. Kennedy
International Airport Project)	7.50	8/1/16	3,500,000	3,933,580
New York State Dormitory
Authority, FHA-Insured
Mortgage HR (The Long Island
College Hospital)	6.00	8/15/15	5,100,000	5,673,903
New York State Dormitory
Authority, Revenue (State
University Educational
Facilities)	5.50	5/15/10	2,000,000	2,126,900
New York State Local Government
Assistance Corporation	5.25	4/1/16	3,425,000	3,749,484
New York State Local Government
Assistance Corporation
(Insured; FSA)	5.25	4/1/16	2,200,000	2,445,740
New York State Power Authority,
Revenue (Insured; FGIC)	5.00	11/15/18	1,225,000	1,324,960
New York State Thruway Authority,
Local Highway and Bridge
Service Contract Revenue	5.50	4/1/12	3,950,000	4,311,820
New York State Thruway Authority,
Local Highway and Bridge
Service Contract Revenue
(Insured; XLCA)	5.50	4/1/13	5,000,000	5,444,300
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund (Insured;
AMBAC)	5.74	4/1/18	2,500,000 b,e	2,906,400
New York State Urban Development
Corp., Corporate Purpose	5.13	7/1/19	2,000,000	2,132,600
New York State Urban Development
Corp., Personal Income Tax	5.25	3/15/11	1,565,000	1,670,669
Tobacco Settlement Financing Corp.
of New York, Asset-Backed
Revenue Bonds (State
Contingency Contract Secured)	5.50	6/1/18	4,000,000	4,323,360
North Carolina--5.0%
North Carolina Eastern Municipal
Power Agency, Power System
Revenue	5.13	1/1/14	3,000,000	3,170,670
North Carolina Eastern Municipal
Power Agency, Power System
Revenue	5.00	1/1/21	1,200,000	1,313,388
North Carolina Eastern Municipal
Power Agency, Power System
Revenue (Insured; AMBAC)	5.00	1/1/20	5,000,000	5,343,800
North Carolina Eastern Municipal
Power Agency, Power System

Revenue (Insured; AMBAC)	5.25	1/1/20	5,000,000	5,460,150
North Carolina Medical Care
Commission, FHA Insured
Mortgage Revenue (Morehead
Memorial Hospital Project)
(Insured; FSA)	5.00	11/1/20	5,000,000	5,293,400
North Carolina Medical Care
Commission, Retirement
Facilities First Mortgage
Revenue (The United Methodist
Retirement Homes Project)	4.75	10/1/13	1,000,000	1,010,930
North Carolina Medical Care
Commission, Retirement
Facilities First Mortgage
Revenue (The United Methodist
Retirement Homes Project)	5.13	10/1/19	1,250,000	1,277,725
North Carolina Municipal Power
Agency, Electric Revenue
(Number 1 Catawba) (Insured;
FSA)	5.25	1/1/16	2,540,000	2,743,962
North Carolina Municipal Power
Agency, Electric Revenue
(Number 1 Catawba) (Insured;
FSA)	5.25	1/1/17	10,000,000	10,741,900
Raleigh Durham Airport Authority,
Airport Revenue (Insured; FGIC)	5.25	11/1/12	2,365,000	2,542,493
Ohio--1.9%
Cuyahoga County,
Revenue (Cleveland Clinic
Health System)	5.50	1/1/14	4,000,000	4,364,160
Cuyahoga County,
Revenue (Cleveland Clinic
Health System)	6.00	1/1/17	5,000,000	5,609,900
Knox County,
Hospital Facilities Revenue
(Knox Community Hospital)
(Insured; Radian)	5.00	6/1/12	1,500,000	1,558,935
Ohio Higher Educational Facility
Commission, Higher Educational
Facility Revenue (Xavier
University Project) (Insured;
CIFG)	5.25	5/1/20	3,230,000	3,522,476
Oklahoma--.1%
Oklahoma Development Finance
Authority, LR (Oklahoma State
System Higher Education)	4.00	6/1/08	1,060,000	1,066,869
Oregon--1.8%
Gilliam County,
SWDR	4.15	5/1/09	3,400,000	3,391,092
Tri-County Metropolitan
Transportation District,
Payroll Tax and Grant Receipt

Revenue (Insured; MBIA)	4.00	5/1/14	4,000,000 f	4,006,040
Washington County Unified Sewerage
Agency, Senior Lien Sewer
Revenue (Insured; FGIC)	5.75	10/1/12	5,670,000	6,314,112
Pennsylvania--8.1%
Allegheny County,
Airport Revenue (Pittsburgh
International Airport)
(Insured; MBIA)	5.75	1/1/11	5,000,000	5,368,300
Allegheny County Industrial
Development Authority, PCR
(Duquesne Light Company
Project) (Insured; AMBAC)	4.05	9/1/11	2,000,000	2,037,000
Delaware County Industrial
Development Authority, Revenue
(Resource Recovery Facility)	6.10	7/1/13	8,000,000	8,322,080
Delaware River Joint Toll Bridge
Commission, Bridge Revenue	5.25	7/1/13	2,500,000	2,717,000
Delaware Valley Regional Finance
Authority, Local Government
Revenue	5.75	7/1/17	6,830,000	7,778,550
Erie County Hospital Authority,
Revenue (Hamot Health
Foundation) (Insured; AMBAC)	5.38	5/15/10	2,340,000	2,400,021
Erie County Industrial Development
Authority, EIR (International
Paper Co. Project)	5.25	9/1/10	2,100,000	2,186,310
Montgomery County Higher Education
and Health Authority, HR
(Abington Memorial Hospital)
(Insured; AMBAC)	6.10	6/1/12	5,000,000	5,588,100
Montgomery County Industrial
Development Authority,
Mortgage Revenue (Whitemarsh
Continuing Care Retirement
Community Project)	6.00	2/1/21	5,000,000	5,297,550
Pennsylvania Higher Educational
Facilities Authority (UPMC
Health System)	6.25	1/15/15	3,660,000	4,037,273
Philadelphia,
GO (Insured; XLCA)	5.25	2/15/13	5,535,000	6,003,704
Rose Tree Media School District
(Insured; FSA)	5.25	2/1/18	5,900,000	6,421,088
Sayre Health Care Facilities
Authority, Revenue (Guthrie
Health)	6.00	12/1/12	2,000,000	2,194,560
State Public School Building
Authority, School LR (Colonial
Intermediate Unit) (Insured;
FGIC)	5.25	5/15/19	2,175,000	2,376,601
Rhode Island--1.7%
Rhode Island Health and

Educational Building Corp.,
Health Facilities Revenue
(Saint Antoine Residence
Issue) (LOC; Allied Irish Bank)	5.50	11/15/09	2,725,000	2,804,161
Rhode Island Health and
Educational Building Corp.,
Hospital Financing Revenue
(Lifespan Obligation Group
Issue) (Insured; MBIA)	5.75	5/15/07	5,000,000 a	5,174,100
Rhode Island Health and
Educational Building Corp.,
Hospital Financing Revenue
(Lifespan Obligation Group
Issue) (Insured; MBIA)	5.75	5/15/08	560,000	579,163
Rhode Island Health and
Educational Building Corp.,
Revenue (Roger Williams
University) (Insured; Radian)	5.00	11/15/21	1,360,000	1,413,666
Rhode Island Student Loan
Authority, Student Loan
Program Revenue (Insured;
AMBAC)	4.80	12/1/21	3,600,000	3,681,720
South Carolina--3.3%
Anderson County,
IDR (Federal Paper Board
Company, Inc. Project)	4.75	8/1/10	4,520,000	4,581,834
Berkeley County School District,
Installment Purchase Revenue
(Securing Assets for Education)	5.25	12/1/21	9,395,000	9,840,887
Charleston Educational Excellence
Financing Corp., Installment
Purchase Revenue (Charleston
County School District, South
Carolina Project)	5.25	12/1/21	5,000,000	5,364,950
Dorchester County School District
Number 002, Installment
Purpose Revenue (Growth Remedy
Opportunity Tax Hike)	5.25	12/1/21	5,000,000	5,282,150
Hilton Head Island Public
Facilities Corp., COP
(Insured; AMBAC)	5.00	3/1/13	1,065,000	1,139,774
Tennessee--3.5%
Johnson City Health and
Educational Facility Board, HR
(Medical Center Hospital
Improvement) (Insured; MBIA)	5.13	7/1/11	6,720,000	7,004,256
Tennessee Energy Acquisition
Corporation, Gas Project
Revenue	5.25	9/1/19	10,000,000	11,038,400
Tennessee Housing Development
Agency (Homeownership Program)	5.20	7/1/10	1,815,000	1,880,903
Tennessee Housing Development

Agency (Homeownership Program)	5.30	7/1/11	2,140,000	2,219,180
The Health, Educational and
Housing Facility Board of
Shelby County, Revenue
(Baptist Memorial Health Care)	5.00	10/1/08	5,000,000	5,111,400
Texas--8.6%
Alliance Airport Authority Inc.,
Special Facilities Revenue
(Federal Express Corp. Project)	4.85	4/1/21	6,375,000	6,423,386
Bexar County,
Revenue (Venue) (Insured; MBIA)	5.75	8/15/13	5,000,000	5,370,800
Cities of Dallas and Fort Worth,
Dallas/Fort Worth
International Airport,
Facility Improvement Corp.,
Revenue (Bombardier Inc.)	6.15	1/1/16	4,000,000	4,044,400
Cypress-Fairbanks Independent
School District, Tax
Schoolhouse (Permanent School
Fund Guaranteed)	6.75	2/15/10	1,700,000 a	1,872,210
Gulf Coast Waste Disposal
Authority, Revenue (Bayport
Area System) (Insured; AMBAC)	5.00	10/1/14	2,065,000	2,226,318
Harris County Health Facilities
Development Corp., HR
(Memorial Hermann Hospital
System) (Insured; FSA)	5.50	6/1/12	8,295,000	8,998,001
Houston,
Airport System Special
Facilities Revenue
(Continental Airlines, Inc.
Terminal E Project)	6.75	7/1/21	5,000,000	5,254,400
Houston,
Combined Utility System, First
Lien Revenue (Insured; FSA)	5.25	11/15/17	5,000,000	5,563,500
Houston,
Combined Utility System, First
Lien Revenue (Insured; MBIA)	5.25	5/15/12	2,750,000	2,967,002
Lewisville,
Combination Tax and Revenue
Certificates of Obligation
(Insured; MBIA)	5.25	2/15/20	1,230,000	1,323,320
Lower Colorado River Authority,
Transmission Contract Revenue
(LCRA Transmission Services
Corp. Project) (Insured; FGIC)	5.00	5/15/20	4,200,000	4,362,750
Port of Corpus Christi Industrial
Development Corp., Revenue
(Valero Refining and Marketing
Company Project)	5.13	4/1/09	2,250,000	2,335,365
Port of Corpus Christi Industrial
Development Corp., Revenue

(Valero Refining and Marketing
Company Project)	5.40	4/1/18	1,500,000	1,547,160
Tarrant County Health Facilities
Development Corp., Health
Resources System Revenue
(Insured; MBIA)	5.75	2/15/14	5,000,000	5,579,650
Tarrant County Health Facilities
Development Corp., Health
System Revenue (Harris
Methodist Health System)	6.00	9/1/10	7,725,000	8,245,279
Texas Municipal Power Agency,
Revenue (Insured; AMBAC)	0.00	9/1/09	170,000	152,204
Utah--2.0%
Jordanelle Special Service
District (Special Assessment
Improvement District)	8.00	10/1/11	4,475,000	4,640,262
Orem,
Sales Tax Revenue (Insured;
AMBAC)	5.00	4/15/18	3,325,000	3,507,044
Utah Building Ownership Authority,
LR (State Facilities Master
Lease Program)	5.00	5/15/17	2,950,000	3,141,366
Utah County,
EIR (USX Corp. Project)	5.05	11/1/11	4,480,000	4,720,934
Virginia--2.3%
Arlington County Industrial
Development Authority, RRR
(Ogden Martin System of
Alexandria/Arlington Inc.
Project) (Insured; FSA)	5.38	1/1/12	2,530,000	2,610,656
Greater Richmond Convention Center
Authority, Hotel Tax Revenue
(Convention Center Expansion
Project)	6.00	6/15/10	2,000,000 a	2,187,200
Peninsula Ports Authority,
Revenue (Port Facility-CSX
Transportation Project)	6.00	12/15/12	4,150,000	4,533,626
Tobacco Settlement Financing Corp.
of Virginia, Tobacco
Settlement Asset-Backed Bonds	4.00	6/1/13	5,605,000	5,608,980
Tobacco Settlement Financing Corp.
of Virginia, Tobacco
Settlement Asset-Backed Bonds	5.25	6/1/19	3,000,000	3,084,510
Washington--2.6%
Energy Northwest,
Columbia Generating Station
Electric Revenue	5.00	7/1/23	5,000,000	5,308,900
Energy Northwest,
Wind Project Revenue	5.60	1/1/07	2,530,000 a	2,621,687
Goat Hill Properties,
LR (Government Office Building
Project) (Insured; MBIA)	5.25	12/1/20	2,710,000	2,923,141

Seattle Municipal Light and Power,
Revenue (Insured; FSA)	5.25	3/1/10	50,000	52,665
Seattle Municipal Light and Power,
Revenue (Insured; FSA)	6.97	3/1/10	6,500,000 b,e	7,192,965
Washington	5.75	10/1/12	20,000	21,649
Washington	5.75	10/1/12	2,305,000	2,478,451
West Virginia--.4%
West Virginia Economic Development
Authority, LR (Department of
Environmental Protection)	5.50	11/1/22	2,895,000	3,172,920
Wisconsin--.6%
Racine,
SWDR (Republic Services
Project)	3.25	4/1/09	1,000,000	970,160
Wisconsin Health and Educational
Facilities Authority, Revenue
(Aurora Medical Group, Inc.)
(Insured; FSA)	6.00	11/15/11	3,500,000	3,863,825
U.S. Related--1.5%
Children's Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	5.75	7/1/10	2,500,000	2,692,100
Children's Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	5.75	7/1/10	5,000,000 a	5,384,200
Children's Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	5.75	7/1/10	3,300,000 a	3,553,572
Total Investments (cost $755,251,967)			98.4%	771,193,071
Cash and Receivables (Net)			1.6%	12,207,370
Net Assets			100.0%	783,400,441

a	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2006, these securities amounted to $11,132,955 or 1.4% of net assets.
c	Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
d	Variable rate security--interest rate subject to periodic change.
e	Inverse floater security--the interest rate is subject to change periodically.
f	Purchased on a delayed delivery basis.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-
annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company	AMBAC	American Municipal Bond Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement

CGIC	Capital Guaranty Insurance Company	CIC	Continental Insurance Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors Assurance Insurance
Corporation
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment-In-Lieu-Of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS INTERMEDIATE MUNICIPAL BOND FUND, INC.

By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	October 18, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	October 18, 2006

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	October 18, 2006

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)